Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

LEGAL MATTERS

On November 12, 2015, we received a complaint that one of our technologies infringed upon one or more claims of a patent(s) issued to the claimant.  The claimant has subsequently acknowledged that we are not currently infringing on their patent(s) as the technology in question is not commercially available at the current time. We are in the process of negotiating a future royalty agreement with the claimant should we decide to introduce this technology in the future.

From time to time we may be involved in various claims and legal actions arising in the ordinary course of our business. Other than as described above, there is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, or any of our subsidiaries in which an adverse decision could have a material adverse effect upon our business, operating results, or financial condition.

COMMITMENTS

On September 12, 2014, the Company entered into a lease agreement for office space in Oxford, Connecticut. The term of the lease is for two (2) years with a monthly rent of $2,300 in the first year, increasing to $2,450 per month in the second year. On October 3, 2014, the Company entered into a lease agreement for customer service and warehouse space in Melbourne, Florida. The lease term commenced on January 1, 2015. The term of the lease is for three (3) years with a monthly rent amount of $6,395 which includes the base rent, an escrow for taxes and insurance, common area maintenance charges and applicable sale tax. The Company incurred rent expense of $124,698 and $28,071 for the years ended December 31, 2015 and December 31, 2014, respectively. Minimum lease payments for non-cancelable operating leases are as follows:

Future Lease Obligations

2016	$121,575
2017	87,459
Total future lease obligations	$209,034